Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Deposits

The following is a summary of deposits at December 31, 2015 and 2014:

	At December 31,
	2015	2014
Noninterest-bearing demand	$89,114	$34,774
Interest-bearing demand	64,984	32,589
Money Market	100,348	35,208
Savings	33,645	25,100
Time under $100	39,543	23,920
Time of $100 or more	71,477	12,333

Total deposits	$399,111	$163,924

Schedule of Maturities of Time Deposits	At December 31, 2015, the scheduled maturities of time deposits are as follows (in thousands):

Year Ending December 31,	Amount
2016	$90,606
2017	14,130
2018	5,328
2019	708
2020	248

$111,020